Insurance-related accounts	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Insurance-related accounts
10.	Insurance-related accounts

Sony’s Financial Services segment subsidiaries in Japan maintain their accounting records as described in Note 2 in accordance with the accounting principles and practices generally accepted in Japan, which vary in some respects from U.S. GAAP.

Those differences are mainly that insurance acquisition costs for life and non-life insurance contracts are charged to income when incurred in Japan whereas in the U.S. those costs are deferred and amortized generally over the premium-paying period of the related insurance policies, and that future policy benefits for life insurance contracts calculated locally under the authorization of the supervisory administrative agencies are comprehensively adjusted to a net level premium method with certain adjustments of actuarial assumptions for U.S. GAAP purposes. For the purpose of preparing the consolidated financial statements, appropriate adjustments have been made to reflect the accounting for these items in accordance with U.S. GAAP.

The combined amounts of statutory net equity of the insurance subsidiaries, which is not measured in accordance with U.S. GAAP, as of March 31, 2014 and 2015 were 390,649 million yen and 457,268 million yen, respectively.

(1)	Insurance policies

Life insurance policies that a subsidiary in the Financial Services segment underwrites, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health insurance contracts. The life insurance revenues for the fiscal years ended March 31, 2013, 2014 and 2015 were 718,052 million yen, 670,506 million yen and 693,132 million yen, respectively. Property and casualty insurance policies that a subsidiary in the Financial Services segment underwrites are primarily automotive insurance contracts, which are categorized as short-duration contracts. The non-life insurance revenues for the fiscal years ended March 31, 2013, 2014 and 2015 were 81,974 million yen, 86,780 million yen and 90,431 million yen, respectively.

(2)	Deferred insurance acquisition costs

Amortization of deferred insurance acquisition costs charged to income for the fiscal years ended March 31, 2013, 2014 and 2015 amounted to 54,700 million yen, 45,236 million yen and 56,530 million yen, respectively.

(3)	Future insurance policy benefits

Liabilities for future policy benefits, which mainly relate to individual life insurance policies, are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities, which require significant management judgment and estimates, are computed by the net level premium method based upon the assumptions as to future investment yield, morbidity, mortality, withdrawals and other factors. Future policy benefits are computed using interest rates ranging from 1.5% to 4.5% and are based on factors such as market conditions and expected investment returns. Morbidity, mortality and withdrawal assumptions for all policies are based on either the subsidiary’s own experience or various actuarial tables. Generally these assumptions are locked-in throughout the life of the contract upon the issuance of new insurance, although significant changes in experience or assumptions may require Sony to provide for expected future losses. At March 31, 2014 and 2015, future insurance policy benefits amounted to 3,815,351 million yen and 4,111,894 million yen, respectively.

(4)	Policyholders’ account in the life insurance business

Policyholders’ account in the life insurance business represents an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges. Policyholders’ account includes universal life insurance and investment contracts. Universal life insurance includes interest sensitive whole life contracts and variable contracts. The credited rates associated with interest sensitive whole life contracts range from 1.9% to 2.0%. For variable contracts, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. Investment contracts mainly include single payment endowment contracts, single payment juvenile contracts and policies after the start of annuity payments. The credited rates associated with investment contracts range from 0.1% to 6.3%.

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2014	2015
Universal life insurance	1,397,294	1,555,700
Investment contracts	509,880	591,951
Other	116,298	111,863

Total	2,023,472	2,259,514